Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2014
Prospectus Date	rr_ProspectusDate	Jan. 30, 2014
Touchstone International Fixed Income Fund (Prospectus Summary) | Touchstone International Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFAX
Touchstone International Fixed Income Fund (Prospectus Summary) | Touchstone International Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFCX
Touchstone International Fixed Income Fund (Prospectus Summary) | Touchstone International Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFYX
Touchstone International Fixed Income Fund (Prospectus Summary) | Touchstone International Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFIX